Employee benefit obligations - Expected benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit obligations
Contribution expense	$ 40	$ 32	$ 30
Estimate of contributions expected to be paid	44
Defined benefit plan | Not later than one year
Employee benefit obligations
Benefits	101
Defined benefit plan | Between one and two years
Employee benefit obligations
Benefits	100
Defined benefit plan | Between two and three years
Employee benefit obligations
Benefits	102
Defined benefit plan | Between three and four years
Employee benefit obligations
Benefits	104
Defined benefit plan | Between four and five years
Employee benefit obligations
Benefits	106
Defined benefit plan | Later than five years
Employee benefit obligations
Benefits	$ 550